Inventories	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Inventories

10.	Inventories

	2025	2024
	USD	USD

At cost:
Trading
Chemical reagents and products	288,937	188,400
Medical substances and chemical stocks	196,558	49,854

	485,495	238,254

Consumables
Beauty and healthcare product	15,104	82,545

Work-in-progress
Stem cells	55,616	43,338

	556,215	364,137

The cost of inventories recognised by the Group as an expense during the financial year is USD833,774 (2024: USD916,761).